Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Subject to Redemption Reflected in the Condensed Consolidated Balance Sheets	As of March 31, 2024 and December 31, 2023, the Class A common stock subject to possible redemption reflected in the unaudited condensed consolidated balance sheets is reconciled in the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(13,081,250)
Class A common stock issuance costs	(15,632,692)
Plus:
Remeasurement of carrying value to redemption value	31,531,449
Class A common stock subject to possible redemption at December 31, 2022	290,317,507
Less:
Redemption	(247,259,068)
Plus:
Remeasurement of carrying value to redemption value	3,686,450
Class A common stock subject to possible redemption at December 31, 2023	$46,744,889
Less:
Redemption	(36,309,429)
Plus:
Remeasurement of carrying value to redemption value	352,674
Class A common stock subject to possible redemption at March 31, 2024	$10,788,134
At December 31, 2023 and 2022, the Class A common stock subject to possible redemption reflected in the consolidated balance sheets is reconciled in the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(13,081,250)
Class A common stock issuance costs	(15,632,692)
Plus:
Remeasurement of carrying value to redemption value	31,531,449
Class A common stock subject to possible redemption at December 31, 2022	290,317,507
Less:
Redemption	(247,259,068)
Plus:
Remeasurement of carrying value to redemption value	3,686,450
Class A common stock subject to possible redemption at December 31, 2023	$46,744,889

Schedule of Basic and Diluted Net Loss Per Common Share	The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):
	For the Three Months Ended March 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(1,051,615)	$(3,184,568)	$(1,265,438)	$(429,254)
Denominator:
Basic weighted average shares outstanding	2,373,472	7,187,500	21,188,697	7,187,500

Basic net loss per common share	$(0.44)	$(0.44)	$(0.06)	$(0.06)

The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(3,181,592)	$(2,667,036)	$10,817,039	$2,704,260
Denominator:
Basic and diluted weighted average shares outstanding	8,574,195	7,187,500	28,750,000	7,187,500

Basic and diluted net (loss) income per common share	$(0.37)	$(0.37)	$0.38	$0.38